ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

11. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities are as follows:

	December 31,	June 30,	June 30,
	2019	2020	2020
	RMB	RMB	US$
			(Note 3)
Funds raised for CrossFire New Mobile Game	57,499,910	56,453,454	7,990,468
Professional services	11,844,738	14,725,865	2,084,311
Staff cost related payables	9,851,024	7,779,131	1,101,065
Office expenses	3,543,495	40,322	5,707
Other payables	3,540,000	1,840,000	260,435
Utility fees	1,646,394	—	—
Product development services	906,906	3,298,512	466,874
Others	4,308,376	2,210,651	312,898
Total	93,140,843	86,347,935	12,221,758

The Group has financed the early phase development of CrossFire New Mobile Game through fundraising from the Inner Mongolia Culture Assets and Equity Exchange. As of June 30, 2020, the Group had raised RMB57.5 million (US$8.1 million). The Group does not plan to finance the remaining RMB100.0 million (US$14.2 million) from the planned fund raising arrangement, and due to non-recovery of the advance financing fee, the Group fully impaired the advance financing fee in 2018. The Group has been cooperating with a third-party company for development and future operation of CrossFire New Mobile Game. The launch of the game has been delayed due to various reasons including license (“Banhao”) from GAPPRPT. Inner Mongolia Culture Assets and Equity Exchange claims refund of RMB57.5 million (US$8.1 million), which the Group has previously raised through Inner Mongolia Culture Assets and Equity Exchange to finance the early phase development of CrossFire New Mobile Game with compensation of interest on the principal financed. In April 2020, Inner Mongolia Culture Assets and Equity Exchange filed a civil claim against Wuxi Qudong and Shanghai IT based on the cooperation agreement entered in September 2016. In October 2020, Intermediate Court of Changsha City, Hunan Province issued a decision to reject all claims against Wuxi Qudong and Shanghai IT. Appeal claim has not been received by the original defendants.

17. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities are as follows:

	December 31,	December 31,	December 31,
	2018	2019	2019
	RMB	RMB	US$
			(Note 3)
Funds raised for CrossFire New Mobile Game	57,499,910	57,499,910	8,259,345
Professional services	6,879,775	11,844,738	1,701,390
Staff cost related payables	4,245,967	9,851,024	1,415,011
Office expenses	3,377,709	3,543,495	508,991
Other payables	1,840,000	3,540,000	508,489
Utility fees	1,547,898	1,646,394	236,490
Product development services	892,216	906,906	130,269
Others	5,007,831	4,308,376	618,860
Total	81,291,306	93,140,843	13,378,845

The Group has financed the early phase development of CrossFire New Mobile Game through fundraising from the Inner Mongolia Culture Assets and Equity Exchange. As of December 31, 2019, the Group had raised RMB57.5 million (US$8.3 million). The Group continues to cooperate with a third-party company for development and operation of CrossFire New Mobile Game. The Group plans to apply for a license (“Banhao”) from GAPPRPT for CrossFire New Mobile Game as soon as development of the game is finalized to launch the game. The Group does not plan to finance the remaining RMB100.0 million (US$14.4 million) from the planned fund raising arrangement, and due to non-recovery of the advance financing fee, the Group fully impaired the advance financing  fee in 2018. In November 2017, the Group entered into an exclusive publishing agreement with a third-party company, pursuant to which this third-party company was granted an exclusive right to publish the CrossFire New Mobile Game in China. Upon commercialization of the game, the Group will share certain percentages of the revenues from CrossFire New Mobile Game with investors providing funding to the Group. In April 2020, Inner Mongolia Culture Assets and Equity Exchange filed a civil claim against Wuxi Qudong and Shanghai IT based on the cooperation agreement entered in September 2016. Inner Mongolia Culture Assets and Equity Exchange claims refund of RMB57.5 million (US$8.3 million), which the Group has previously raised through Inner Mongolia Culture Assets and Equity Exchange to finance the early phase development of CrossFire New Mobile Game with compensation of interest on the principal financed (see Note 32).